Summary of Significant Accounting Policies (Details)	6 Months Ended
	Jun. 30, 2025 CHF (SFr) shares	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2025 SFr / shares	Jan. 31, 2025 $ / shares	Jan. 14, 2025 SFr / shares	Dec. 31, 2024 SFr / shares	Dec. 31, 2024 $ / shares	Sep. 27, 2024 SFr / shares
Summary of Significant Accounting Policies [Line Items]
Share capital (in Francs) | SFr	SFr 937,600
Common stock price per share | (per share)		$ 0.0369	SFr 0.03			SFr 0.03	$ 0.0369
Reverse share split	1-for-40
Debt offering costs (in Dollars) | $		$ 296,154
Tax benefits more likely to be recognized, percentage	50.00%
CODM description	Operating segments are defined as components of an entity for which separate financial information is available and that is regularly provided to the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s Chief Executive Officer is the Company’s CODM.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Number of operating and reportable segment	1
Percenatage of disaggregation	5.00%
Zurich [Member]
Summary of Significant Accounting Policies [Line Items]
Divided shares (in Shares) | shares	1,172,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock price per share | (per share)						0.03	0.0369
Percentage of US statutory rate	1.05%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock price per share | (per share)						SFr 0.8	$ 0.88
Percentage of US statutory rate	21.00%
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock price per share								SFr 0.8
Common Stock [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock price per share					SFr 0.8
Common Stock [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock price per share					SFr 0.03
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock price per share | (per share)		$ (0.0369)	SFr 0.03	$ 3.1